Note 3-Stockholders' Equity: Warrants: Schedule of Stockholders' Equity Note, Warrants or Rights (Tables)	12 Months Ended
Dec. 31, 2013
Tables/Schedules
Schedule of Stockholders' Equity Note, Warrants or Rights

		Weighted
		Average
	Warrants	Exercise Price
Outstanding - December 31, 2011	2,400,000	$0.05
Granted	4,600,000	$0.05
Forfeited/canceled	-	-
Exercised	-	-
Outstanding - December 31, 2012	7,000,000	$0.04
Granted		$
Forfeited/canceled	(2,000,000)	$0.05
Exercised	-	-
Outstanding - December 31, 2013	5,000,000	$0.05
Exercisable – December 31, 2013	5,000,000	$0.05